Stock-based compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested in period total fair market value	$ 4,634,000	$ 5,055,000	$ 12,138,000
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value (in dollars per share)	$ 9.46	$ 5.13	$ 9.79
Options intrinsic value	$ 601,000	$ 0	$ 1,026,000
Intrinsic value of stock options exercised	12,000	142,000	1,244,000
Share-based compensation expense	3,454,000	7,292,000	12,338,000
Cash received from stock based award exercises for the period	$ 4,000	$ 340,000	$ 889,000
Common stock shares reserved for future issuance	1,184,723	1,160,817
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, granted in period (in shares)	0	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, granted in period (in shares)	892,367	622,781	723,908
Restricted Stock Units (RSUs) | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	33.00%
Award vesting period	1 year
Restricted Stock Units (RSUs) | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	25.00%
Award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Maximum | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	33.00%
Restricted Stock Units (RSUs) | Maximum | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Units (RSUs) | Minimum | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years